Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 22, 2020
Registrant Name	BBH TRUST
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Dec. 22, 2020
Document Effective Date	Dec. 22, 2020
Prospectus Date	Dec. 22, 2020
Entity Inv Company Type	N-1A
BBH Partner Fund - Select Short Term Assets | BBH Partner Fund - Select Short Term Assets
Risk/Return:
Trading Symbol	BBSTX